Subsequent Events	12 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	Note 16 — SUBSEQUENT EVENTS The Company established a new subsidiary, Zhejiang Golden Sun Selection Technology Co., Ltd on November 17, 2023. The Company holds 100% equity interest in this subsidiary.